Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jan. 08, 2016
Equity
Share capital, shares outstanding (in shares)	129,522,992	105,965,192	129,522,992
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05		$ 0.01